(Columbia Greater China Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated January 1, 2012, as supplemented

The Fund's prospectus offering Class Z Shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Greater China Fund)		Class Z Shares
Management fees		0.95%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.35%
Total annual Fund operating expenses		1.30%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Greater China Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares	132	412	713	1,568